Information Related to Companys PSUs (Detail) (Performance Share Unit)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Performance Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	930,311	700,468
Number of PSUs\DSUs, granted	479,372	269,300
Number of PSUs\DSUs\RSUs units, in lieu of dividends	2,143	16,487
Vested	(610,568)
Number of PSUs, forfeited	(600,556)	(55,944)
Ending Balance	200,702	930,311